Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 44,057	$ 2,000
Prepaid expenses	7,500
Total current assets	51,557	2,000
Other assets
Deposit	48,000
Total assets	99,557	2,000
Current liabilities
Accrued liabilities	1,200	1,200
Note payable - related party	27,753
Total current liabilities	28,953	1,200
Note payable - related party, net of current portion	130,040
Total liabilities	158,993	1,200
Stockholders' equity
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none outstanding
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,565,000 and 20,000,000 shares issued and outstanding as of March 31, 2014 and December 31, 2013, respectively	1,457	2,000
Stock subscription receivable	(457)
Additional paid-in capital	700	700
Deficit accumulated during the development stage	(61,136)	(1,900)
Total stockholders' equity	(59,436)	800
Total Liabilities and Stockholders' Equity	$ 99,557	$ 2,000